UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      West Face Capital Inc.

Address:   2 Bloor Street East, Suite 3000
           Toronto, Ontario M4W 1A8


Form 13F File Number: 028-13428


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alexander Singh
Title:  General Counsel & Secretary
Phone:  (647) 724-8917

Signature,  Place,  and  Date  of  Signing:

/s/ Alexander Singh                Toronto, ON                        5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $      545,967
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BONANZA CREEK ENERGY INC COM            097793103   22,362   578,275 SH       SOLE                  578,275      0    0
FOREST OIL CORP          COM PAR $0.01  346091705   27,765 5,278,492 SH       SOLE                5,278,492      0    0
NORDION INC              COM            65563C105   38,091 5,762,570 SH       SOLE                5,762,570      0    0
PENN WEST PETE LTD NEW   COM            707887105   86,080 8,000,000 SH       SOLE                8,000,000      0    0
PHI INC                  COM NON VTG    69336T205  171,050 5,000,000 SH       SOLE                        0      0 NONE
SAFEWAY INC              COM NEW        786514208   40,842 1,549,999 SH       SOLE                1,549,999      0    0
SUNOPTA INC              COM            8676EP108   55,513 7,710,200 SH       SOLE                7,710,200      0    0
TALISMAN ENERGY INC      COM            87425E103  100,050 8,167,336 SH       SOLE                8,167,336      0    0
TELEPHONE & DATA SYS INC COM NEW        879433829    4,214   200,000 SH       SOLE                  200,000      0    0


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